Fair Value of Financial Assets and Liabilities-Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model (Details) - Level 3 - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial Assets	$ 62,259	$ 43,976
Sensitivity to changes in key assumptions of models	(552)	(221)
Financial assets held-for-trading
Disclosure of fair value measurement of assets [line items]
Financial Assets	55,094	20,866
Sensitivity to changes in key assumptions of models	(466)	(26)
Financial assets held-for-trading | Other instruments issued in Chile
Disclosure of fair value measurement of assets [line items]
Financial Assets	55,094	20,866
Sensitivity to changes in key assumptions of models	(466)	(26)
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,165	23,110
Sensitivity to changes in key assumptions of models	(86)	(195)
Financial assets at fair value through other comprehensive income | Other instruments issued in Chile | Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial Assets	7,069	23,021
Sensitivity to changes in key assumptions of models	(86)	(195)
Financial assets at fair value through other comprehensive income | Instruments issued by foreign institutions | Trading equity instruments
Disclosure of fair value measurement of assets [line items]
Financial Assets	96	89
Sensitivity to changes in key assumptions of models